Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 180,743,778.67
Previously Paid Amount	0.00
Total Fee Amount	24,960.72
Total Offset Amount	0.00
Net Fee	$ 24,960.72